Short-term investments	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Short-term investments [Text Block]
9.	Short-term investments

As at December 31, 2016, short-term investments included two notes receivable (interest rate of 7%) from a gold producer for which the Company holds royalty interests. The two notes receivable were repaid in 2017. In 2016, short-term investments also included a guaranteed investment certificate of $100,000 issued by a Canadian financial institution having an interest rate of 2.75% and a maturity date in July 2017.